Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,500		1,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(5,500)	(11,000)
Exercise Price 7.00 [Member] | 1995 Stock Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,000
0.65 - 1.05 [Member] | Non-Employee Director Stock Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	3,000	1,000
Long-Term Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,000,000
1995 Stock Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	2,500
Non-Employee Director Stock Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	30,000
Non-Statutory Stock Option Agreement [Member]
Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		10,000